United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Variable Funds

1345 Avenue of the Americas

New York, New York 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended March 31, 2005, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
March 31, 2005
(unaudited)

Number of Shares		Cost	Value
		(Note 1)	(Note 1)

	Common and Preferred Stocks (90.03%)

	Belgium (0.94%)
55,000	Deceuninck (1)	$962,375	$1,682,921

	Canada (3.27%)
83,450	EnCana Corporation (3)	2,906,338	5,876,549

	Chile (0.30%)
45,000	Quinenco SA ADR (8)	181,973	542,700

	France (21.97%)
90,000	Wendel Investissement (7)	1,795,813	7,158,895
150,000	Sodexho Alliance (1)	4,238,994	5,000,141
28,355	Robertet SA (2)	3,382,232	4,466,783
100,000	Remy Cointreau SA (2)	2,987,412	4,191,743
120,000	Vivendi Universal SA (a)(10)	3,888,159	3,676,494
22,500	Société du Louvre Reg D (1)	1,807,781	3,179,786
27,165	L'Oréal SA (2)	2,030,265	2,174,882
27,000	Essilor International SA (6)	1,642,122	1,951,630
22,510	Neopost SA (8)	1,332,895	1,949,579
1,750	Société Sucrière de Pithiviers-le-Vieil (2)	576,693	1,314,863
25,000	Laurent-Perrier (2)	758,516	1,105,308
20,200	Accor SA (1)	961,282	988,945
10,000	Gaumont SA (10)	492,848	883,598
7,776	Eurazeo (7)	386,849	731,446
18,000	Sabeton SA (7)	229,529	288,456
5,500	Cap Gemini SA (a)(15)	188,978	191,824
2,000	Didot-Bottin (7)	126,999	182,035

		26,827,367	39,436,408

	Germany (2.35%)
20,000	Hornbach Holding AG Pfd. (14)	898,404	1,741,784
42,000	Fraport AG (16)	1,645,038	1,722,413
14,800	Pfeiffer Vacuum Technology AG (8)	510,351	746,449

		3,053,793	4,210,646

	Hong Kong (0.66%)
1,059,500	Shaw Brothers (Hong Kong) Limited (10)	889,158	1,181,848

	Indonesia (0.26%)
575,000	PT Bat Indonesia Tbk (a)(2)	604,783	461,457

	Italy (2.62%)
250,000	Italcementi S.p.A. RNC (9)	1,162,104	3,037,166
250,000	Gewiss S.p.A. RNC (8)	597,083	1,672,548

		1,759,187	4,709,714

	Japan (21.42%)
200,000	Shimano Inc. (1)	3,065,595	6,716,105
100,000	Ono Pharmaceutical Company, Limited (6)	3,927,311	5,214,309
460,000	Aioi Insurance Company, Limited (4)	1,548,726	2,480,108
143,000	Toho Company, Limited (10)	1,431,500	2,336,981
85,000	Secom Joshinetsu Company, Limited (8)	1,544,591	2,002,006
47,000	Secom Company, Limited (8)	1,863,176	1,955,319
100,000	T. Hasegawa Company, Limited (2)	1,436,223	1,804,020
100,000	Tokyu Community Corporation (8)	1,477,450	1,769,507
74,950	Nitto Khoki Company, Limited (8)	1,343,653	1,499,629
200,000	NIPPONKOA Insurance Company, Limited (4)	706,596	1,371,205
50,000	Matsumoto Yushi-Seiyaku Company (9)	1,098,109	1,301,245

See Notes to Schedule of Investments.

55,000	Chofu Seisakusho Company, Limited (1)	749,181	1,213,330
85,000	Chubu Nippon Broadcasting Company (10)	958,095	1,165,524
35,000	Dydo Drinco Inc. (2)	761,747	1,155,730
100,000	Sansei Yusoki Company, Limited (8)	839,965	1,147,335
55,000	Maezawa Kasei Industries Company, Limited (8)	853,757	1,017,863
8,180	ASAHI Broadcasting Corporation (10)	484,929	797,360
28,600	Olympus Corporation (6)	639,529	666,947
22,000	Mandom Corporation (2)	401,762	598,200
35,000	Poplar Company Limited (2)	450,813	463,598
32,200	Seikagaku Corporation (6)	169,964	447,900
50,000	Shingakukai Company, Limited (1)	385,310	447,740
24,672	Shoei Company, Limited (7)	127,166	434,732
25,000	TKC Corporation (8)	429,716	419,757
2,200	Ryoyo Electro Corporation (15)	24,771	31,911

		26,719,635	38,458,361

	Luxembourg (0.81%)
3,500	Socfinasia SA (7)	703,650	1,057,336
2,000	Societe Financiere Luxembourgeoise (7)	311,400	388,965

		1,015,050	1,446,301

	Malaysia (0.84%)
2,000,000	POS Malaysia & Services Holdings Berhad (8)	1,071,091	1,515,789

	Netherlands (3.73%)
71,150	Heineken Holding NV (2)	2,211,406	2,198,305
50,000	Holdingmaatschappij de Telegraaf NV (10)	1,294,039	1,290,066
35,000	United Services Group NV (8)	421,755	1,119,051
35,000	Koninklijke Grolsch NV (2)	862,910	1,070,042
50,000	Arcadis NV (8)	561,206	1,021,032

		5,351,316	6,698,496

	New Zealand (0.82%)
375,000	News and Media NZ Limited exchangeable preference shares (10)	863,093	1,238,641
1,050,000	Evergreen Forests Limited (a)(11)	266,380	224,721

		1,129,473	1,463,362

	Singapore (1.60%)
500,000	Haw Par Corporation Limited (8)	1,015,622	1,590,042
700,000	Singapore Airport Terminal (16)	724,759	890,423
1,000,000	Del Monte Pacific Limited (2)	239,759	399,782

		1,980,140	2,880,247

	South Africa (2.47%)
229,670	Gold Fields Limited ADR (12)	2,759,738	2,638,908
750,000	Mvelaphanda Resources Limited (a)(12)	2,421,152	1,803,752

		5,180,890	4,442,660

	South Korea (7.01%)
18,000	Samsung Electronics Company, Limited Pfd. (15)	2,740,388	5,911,374
100,000	Hyundai Pharmaceutical Industries Company, Limited (6)	887,888	1,649,434
30,000	Tae Young Corporation (17)	973,342	1,211,226
45,000	Kukdong Electric Wire Company, Limited (15)	646,442	1,085,672
1,500	Lotte Confectionery Company, Limited (2)	360,172	1,020,679
1,878	Nam Yang Dairy Products (2)	460,198	883,058
100,000	Daeduck Electronics Company, Limited (15)	653,555	816,347

		6,721,985	12,577,790

	Spain (3.09%)
136,525	Corporacion Financiera Alba SA (7)	3,609,882	5,538,685

	Switzerland (10.06%)
1,500	Pargesa Holding AG (7)	3,548,366	5,705,329
25,700	Kuehne & Nagel International AG (16)	1,352,807	5,542,821
13,490	Nestlé SA (2)	3,632,854	3,690,368
425	Metall Zug PC AG (1)	465,010	1,154,650
20	Metall Zug AG (1)	223,140	455,590
2,000	Edipresse SA (10)	675,882	1,086,729

See Notes to Schedule of Investments.

	10,000	Micronas Semiconductor (a)(15)	374,533		417,137

			10,272,592		18,052,624

		Thailand (0.09%)
	20,000	The Oriental Hotel Public Company, Limited (1)	88,922		165,133

		United Kingdom (5.36%)
	450,000	Associated British Ports Holding Plc (16)	3,994,905		4,082,112
	150,000	Spirax-Sarco Engineering Plc (8)	863,922		2,026,189
	147,550	Millennium & Copthorne Hotel Plc (1)	521,051		1,097,525
	375,000	J.Z. Equity Partners Plc (4)	667,077		1,097,342
	35,630	Anglo American Plc (12)	882,406		844,187
	75,000	The Vitec Group Plc (10)	476,895		481,414

			7,406,256		9,628,769

		United States (0.36%)
	15,000	Freeport McMoRan Copper & Gold Inc., Preferred Series 'C' (c)(12)	438,425		642,750

		Total Common and Preferred Stocks	108,170,631		161,613,210

	Principal
	Amount

		Notes and Bonds (4.82%)
		Gold-Linked Note (1.13%)
	$2,000,000	HSBC Gold-Linked Note 0% due 1/13/2006 (a)(b)(c)(d)(e)(12)	2,000,000		2,034,600

		U.S. Dollar Bond (0.32%)
	500,000	Fimep SA 10 1/2% due 2/15/2013 (8)	500,000		567,500

		Non U.S. Dollar Bonds (3.37%)
GBP	500,000	EMI Group Limited Plc 9 3/4% due 5/20/2008 (10)	821,236		1,019,759
EUR	1,366,613	Republic of France O.A.T./i 3% due 7/25/2009 (5)	1,772,348		1,942,335
EUR	1,675,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	1,974,147		1,791,669
GBP	615,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	1,009,834		1,300,386

			5,577,565		6,054,149

		Total Notes and Bonds	8,077,565		8,656,249

		Short Term Investments (5.15%)
	8,234,000	RaboBank USA Finance Corporation 2.82% due 4/01/2005	8,234,000		8,234,000
	1,002,000	Knight-Ridder Inc. 2.75% due 4/18/2005	1,000,699		1,000,699

		Total Short Term Investments	9,234,699		9,234,699

		Total Investments (100.00%)	$125,482,895	*	$179,504,158

* At March 31, 2005 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector / Industry Classifications
EUR - euro	(1)	Consumer Discretionary	(10)	Media
GBP - pound sterling	(2)	Consumer Staples	(11)	Paper and Forest Products
	(3)	Energy	(12)	Precious Metals
	(4)	Financials	(13)	Real Estate
	(5)	Government Issues	(14)	Retail
	(6)	Health Care	(15)	Technology
	(7)	Holding Companies	(16)	Transportation
	(8)	Industrials	(17)	Utilities
	(9)	Materials

(a)	Non-income producing security.
(b)	All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1½ to 1.

See Notes to Schedule of Investments.

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS

(unaudited)

Note 1—Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The Trust is a Delaware statutory trust and was until April 13, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc.

Security valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) normally are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which the assets are valued. Any security that is listed or traded on more than on exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market value.

Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ Robert Bruno
Robert Bruno, Vice President, Secretary and Treasurer

Date: May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Bruno
Robert Bruno, Vice President, Secretary and Treasurer		Date: May 26, 2005

/s/ John P. Arnhold
John P. Arnhold, President		Date: May 26, 2005